Corporate Information - Internal restructurings (Details) - shares		12 Months Ended
	Nov. 01, 2021	Dec. 31, 2021
Cancelation of treasury shares
Number of shares repurchased		1,480,061
Number of treasury shares canceled	750,000	750,000
Repurchase Program | Class A common shares
Cancelation of treasury shares
Number of shares repurchased	1,172,991